Note 10 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Lease, Cost	$ 1,766,000
Operating Lease, Expense		$ 1,711,000	$ 1,601,000
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	8 years